CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	Aug. 08, 2022	Oct. 31, 2022	Dec. 15, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable		$ 0	$ 20,000
Debt Instrument, Interest Rate, Stated Percentage			1.00%
Repayments of Debt	$ 20,000